Commitments (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 20, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Japan office [Member]
Commitments (Textual)
Lease expiration year, description			Expiring June 2020.
Lease rental expenses		$ 9,731	$ 28,578	$ 30,475	$ 38,309	$ 55,043
Future minimum lease payment, Current year			$ 35,572		35,572
Consumption tax			8.00%
California [Member]
Commitments (Textual)
Lease expiration year, description			Expires in May 2020.
Lease rental expenses		15,618	$ 58,014	54,653	73,632	71,152
Future minimum lease payment, Second year			$ 77,352		77,352
Taiwan [Member]
Commitments (Textual)
Lease expiration year, description			Expiring October 31, 2018.
Lease rental expenses		0	$ 66,589	0	0	0
Future minimum lease payment, Current year			$ 88,206		88,206
Hong Kong [Member]
Commitments (Textual)
Lease expiration year, description			Expiring June 27, 2020.
Lease rental expenses		$ 0	$ 26,550	$ 0	0	$ 0
Future minimum lease payment, Current year			$ 45,974		$ 45,974
Commitments, description	The Company entered into a Cooperation Framework Agreement with Shenzhen Yihe Culture Media Co., Ltd. ("Yihe"), the authorized agent of Guangdong Tengnan Internet, pursuant to which Yihe will promote the development of strategic cooperation between the Company and Guangdong Tengnan Internet. Specifically, Yihe agreed to assist the Company with public relations and advertising, such as market and brand promotion, as well as brand recognition in China (excluding Hong Kong, Macao and Taiwan), including but not limited to news dissemination, creative planning and support of campaigns, financial public relations and internet advertising. More specifically, Yihe will help the Company develop a working application of the WeChat Pay payment solution as well as WeChat applets applicable for Chinese users and relating to cell phone and WiFi connectivity on airplanes, and Yihe will assist the Company in integrating other Tencent internet-based original product offerings. As compensation, the Company agreed to pay Yihe RMB 8 million (approximately US$1.2 million), with RMB 2,000,000 (approximately US$309,000) paid on June 29, 2018 and the remaining RMB 6,000,000 (approximately US$927,000) to be paid by August 15, 2018. However, the Company is currently working with Yihe to postpone the project as well as the remaining payment, although there can be no assurance that a postponement will be agreed upon on terms acceptable to the Company if at all.